UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000


Check here if Amendment [   ];            Amendment Number: ___
This Amendment (Check only one.):         [   ] is a restatement.
                                          [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Morton H. Sachs & Company, DBA The Sachs Company
           ------------------------------------------------
Address:   1346 South Third Street
           -----------------------
           Louisville, Kentucky  40208
           ---------------------------

Form 13F File Number:    28-1718
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
           ------------------------
Title:     President
           ------------------------
Phone:     (502) 636-5282
           ------------------------

Signature, Place, and Date of Signing:

\S\                         Louisville, Kentucky          February 6, 2001
--------------              --------------------          ----------------
[Signature]                   [City, State]                   [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number        Name

   28- _______________       ____________________-  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     None
                                                    ---------

Form 13F Information Table Entry Total:                119
                                                    ---------

Form 13F Information Table Value Total:             $ 116,824
                                                    ---------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

                        28-1718
          -----     ---------------------         ---------------

                     [Repeat as necessary.]

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                                The Sachs Company
                                    Form 13F


                                                                       Investment Descretion            Investment Descretion
                                             Market              ------------------------------   ---------------------------------
  Name of Issuer              CUSIP #        Value      Shares   a) Sole (b)Shared (c)Other Mgr.  (a)Sole (b)Shared  (c) Other Mgr.
  --------------              -------        -----      ------   ------- --------- -------------  ------- ---------  --------------

ABBOTT LABORATORIES          002824100      $ 760,477    15,700    X                                                        15,700
ABIOMED INC                  003654100      1,180,975    48,700    X                                                        48,700
AEGON NV                     007924103      2,275,402    54,911    X                                                        54,911
AIR PRODUCTS & CHEMIC        009158106        297,168     7,248    X                                                         7,248
AMERICAN EXPRESS CO          025816109      2,455,729    44,700    X                                                        44,700
ANALOG DEVICES INC           032654105        767,812    15,000    X                                                        15,000
AREA BANCSHARES CORP         039872106        320,265    19,410    X                                                        19,410
ARVINMERITOR, INC.           043353101        125,125    11,000    X                                                        11,000
AT HOME CORP                 045919107        202,158    36,550    X                                                        36,550
BP AMOCO LP ADR              055622104        637,264    13,311    X                                                        13,311
BANK OF AMERICA              060505104        318,831     6,950    X                                                         6,950
BANK ONE CORP                06423A103      1,646,477    44,955    X                                                        44,955
BARCLAYS BK PLC PFD D        06738C802        207,825     8,150    X                                                         8,150
BARCLAYS BK PLC ADR E        06738C836        702,244    27,950    X                                                        27,950
BARNES & NOBLE INC           067774109      2,938,850   110,900    X                                                       110,900
BELLSOUTH CORP               079860102        661,312    16,154    X                                                        16,154
BRISTOL MYERS SQUIBB         110122108      1,102,268    14,908    X                                                        14,908
BUTLER INTL INC NEW          123649105        672,937   145,500    X                                                       145,500
CALIFORNIA WTR SVC GR        130788102        243,000     9,000    X                                                         9,000
CAPITAL ONE FINANCIAL        14040H105      1,190,228    18,085    X                                                        18,085
CHASE MANHATTAN CORP         16161A108        370,770     8,160    X                                                         8,160
CHEVRON CORP                 166751107        377,353     4,469    X                                                         4,469
CHIEF CONS MNG CO            168628105         48,187    25,700    X                                                        25,700
CHIRON CORP COM              170040109        373,800     8,400    X                                                         8,400
CHURCHILL DOWNS INC          171484108        427,340    14,334    X                                                        14,334
CINERGY CORP                 172474108        468,919    13,350    X                                                        13,350
CIRCUIT CITY STORES          172737108        460,000    40,000    X                                                        40,000
CITIGROUP INC                172967101        875,467    17,145    X                                                        17,145
COCA COLA CO                 191216100        499,692     8,200    X                                                         8,200
COMPAQ COMPUTER CORP         204493100        373,240    24,800    X                                                        24,800
COMPASS BANCSHARES IN        20449H109      1,850,313    77,500    X                                                        77,500
DPL INC                      233293109        321,924     9,700    X                                                         9,700
DISNEY, WALT CO              254687106        347,256    12,000    X                                                        12,000
EARTHLINK COM                270321102        689,247   137,000    X                                                       137,000
ENTREMED INC                 29382F103        369,150    21,400    X                                                        21,400
EXXON MOBIL CORPORATI        30231G102      2,907,641    33,445    X                                                        33,445
FELCOR LODGING TR INC        31430F101      1,723,536    72,000    X                                                        72,000
FIFTH THIRD BANCORP          316773100        414,665     6,940    X                                                         6,940
FIRST TENN NATL CORP         337162101      1,600,271    55,300    X                                                        55,300
FIRST UNION CORP             337358105        286,446    10,299    X                                                        10,299
FIRSTAR CORP                 33763V109      1,229,367    52,876    X                                                        52,876
FOREST LABORATORIES I        345838106        797,250    12,000    X                                                        12,000
FORTUNE BRANDS INC           349631101        256,980     8,566    X                                                         8,566
General Electric Co.         369604103      1,860,426    38,809    X                                                        38,809
GENZYME CORP COM-GEN         372917104        449,690     5,000    X                                                         5,000
GOLDEN ST VINTNERS IN        38121K208      1,746,031   236,750    X                                                       236,750
GREY GLOBAL GROUP INC        39787M108      2,990,000     4,600    X                                                         4,600
HEALTH NET INC               42222G108      3,574,662   136,500    X                                                       136,500
HILTON HOTELS CORP CO        432848109      3,289,125   313,250    X                                                       313,250
HSBC BANK PLC                44328M609        671,412    25,700    X                                                        25,700
IMCLONE SYSTEMS INC          45245W109        308,000     7,000    X                                                         7,000
IMMUCOR INC                  452526106         37,632    14,000    X                                                        14,000
INTEL CORP                   458140100        356,194    11,775    X                                                        11,775
INTERNATIONAL BUSINES        459200101      1,413,040    16,624    X                                                        16,624
JOHNSON & JOHNSON            478160104        231,139     2,200    X                                                         2,200
KAMAN CORP CL A              483548103        168,750    10,000    X                                                        10,000
KERR MCGEE CORP CVT 7.5%     492386AL1        923,737   945,000    X                                                       945,000
KROGER CO                    501044101        837,546    30,948    X                                                        30,948
LTC PPTYS INC COM            502175102        302,855    85,000    X                                                        85,000
LEGG MASON INC               524901105        327,000     6,000    X                                                         6,000
LIBERTY FINL COS INC         530512102        690,726    15,500    X                                                        15,500
LILLY, ELI AND COMPAN        532457108        204,739     2,200    X                                                         2,200
LUCENT TECHNOLOGIES I        549463107      1,783,350   132,100    X                                                       132,100
MARRIOTT INTERNATIONA        571903202        236,600     5,600    X                                                         5,600
MCKESSON HBOC INC            58155Q103        789,580    22,000    X                                                        22,000
MEDITRUST PAIRED CTF         58501T306         53,823    21,000    X                                                        21,000
MERCK & CO INC               589331107        387,420     4,138    X                                                         4,138
MIDLAND CO                   597486109        249,750     9,000    X                                                         9,000
NATIONAL CITY CORP           635405103      2,304,485    80,156    X                                                        80,156
NATIONWIDE HEALTH PPT        638620104        827,862    64,300    X                                                        64,300
NEWELL RUBBERMAID INC        651229106      1,171,625    51,500    X                                                        51,500
NORTH FORK BANCORP IN        659424105      2,569,044   104,590    X                                                       104,590
NORTHWEST AIRLINES CO        667280101        301,250    10,000    X                                                        10,000
NOVARTIS AG SPONSORE         66987V109      3,130,263    69,950    X                                                        69,950
OHIO CASUALTY CORP           677240103      2,581,000   258,100    X                                                       258,100
OMEGA HEALTHCARE INVS        681936100        217,341    57,000    X                                                        57,000
OXFORD HEALTH PLANS I        691471106        395,000    10,000    X                                                        10,000
PNC FINANCIAL CORP           693475105      2,757,763    37,745    X                                                        37,745
PACIFIC NORTHWEST BAN        69466M103        546,995    39,600    X                                                        39,600
PACIFICARE HLTH SYS I        695112102      3,418,500   227,900    X                                                       227,900
PFIZER INC                   717081103      2,957,110    64,285    X                                                        64,285
PHILADELPHIA SUBURBAN        718009608        260,925    10,650    X                                                        10,650
PHILIP MORRIS COS INC        718154107        917,400    20,850    X                                                        20,850
PHILLIPS PETROLEUM CO        718507106        352,625     6,200    X                                                         6,200
PROCTER & GAMBLE COMP        742718109      1,871,452    23,859    X                                                        23,859
PROVIDENT FINANCIAL G        743866105        284,062     7,575    X                                                         7,575
PROVIDIAN FINANCIAL C        74406A102      1,064,325    18,510    X                                                        18,510
PULASKI FINANCIAL COR        745548107        215,886    22,000    X                                                        22,000
QUALCOMM INC                 747525103      4,784,985    58,220    X                                                        58,220
RFS HOTEL INVESTORS I        74955J108      1,982,963   151,800    X                                                       151,800
REGIS CORP                   758932107      2,251,125   155,250    X                                                       155,250
ROYAL BK SCOTLAND GRO        780097887        337,500    15,000    X                                                        15,000
ST PAUL COS INC              792860108        209,214     3,852    X                                                         3,852
SARA LEE CORP                803111103      1,191,305    48,500    X                                                        48,500
SCHERING PLOUGH CORP         806605101        618,575    10,900    X                                                        10,900
SCICLONE PHARMACEUTIC        80862K104         40,000    10,000    X                                                        10,000
SCIENCE DYNAMICS CORP        808631105         36,432    22,000    X                                                        22,000
SENIOR HSG PPTYS TR S        81721M109      1,033,277   110,950    X                                                       110,950
SOUTHERN CO                  842587107        285,950     8,600    X                                                         8,600
SOUTHWEST GAS CORP           844895102        212,187     9,700    X                                                         9,700
SPRINT CORP COM              852061100        284,382    14,000    X                                                        14,000
STILWELL FINL INC COM        860831106        236,628     6,000    X                                                         6,000
SUNRISE ASSISTED LIVI        86768K106      3,137,500   125,500    X                                                       125,500
SUNTRUST BANKS INC           867914103        220,500     3,500    X                                                         3,500
SYSCO CORP                   871829107        768,000    25,600    X                                                        25,600
TBC CORP                     872180104         45,625    10,000    X                                                        10,000
T-NETIX INC                  872597109        139,871    67,800    X                                                        67,800
TELEFONICA S A               879382208        259,590     5,192    X                                                         5,192
TEXAS INSTRUMENTS INC        882508104        236,875     5,000    X                                                         5,000
TRICON GLOBAL RESTAUR        895953107        412,500    12,500    X                                                        12,500
TRICO BANCSHARES             896095106        976,000    61,000    X                                                        61,000
UNION PLANTERS CORP          908068109      1,880,450    52,600    X                                                        52,600
UNISYS CORP                  909214108        164,385    11,240    X                                                        11,240
UNOCAL CORP                  915289102        541,632    14,000    X                                                        14,000
WPP GROUP PLC                929309300        477,379     7,600    X                                                         7,600
WAVE SYSTEMS CORP            943526103        134,100    29,800    X                                                        29,800
WEBSTER FINANCIAL COR        947890109      5,361,916   189,380    X                                                       189,380
WELLS FARGO & CO             949746101        520,683     9,350    X                                                         9,350
WORLDCOM INC                 98157D106        238,686    17,049    X                                                        17,049
                                        ------------- ----------                                                       ------------

TOTAL                                   $ 116,823,516 5,900,013                                                          5,900,013
                                        ============= ==========                                                       ============


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